Offerings	Feb. 23, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) There is being registered hereunder an indeterminate number or amount, as the case may be, of the securities of each identified class as may from time to time be offered and sold at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. The securities registered hereunder also include an indeterminate number or amount, as the case may be, of securities registered hereunder as may be issued upon conversion, redemption, exchange, exercise or settlement, as applicable of any other securities registered hereunder that provide for such conversion, redemption, exchange, exercise or settlement, including such securities as may be issued pursuant to anti-dilution adjustments pursuant to the anti-dilution provisions of any such securities or as a result of stock splits, stock dividends or similar transactions, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.66 2/3 per share
Fee Rate	0.01381%
Offering Note	(1) There is being registered hereunder an indeterminate number or amount, as the case may be, of the securities of each identified class as may from time to time be offered and sold at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. The securities registered hereunder also include an indeterminate number or amount, as the case may be, of securities registered hereunder as may be issued upon conversion, redemption, exchange, exercise or settlement, as applicable of any other securities registered hereunder that provide for such conversion, redemption, exchange, exercise or settlement, including such securities as may be issued pursuant to anti-dilution adjustments pursuant to the anti-dilution provisions of any such securities or as a result of stock splits, stock dividends or similar transactions, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, without par value
Fee Rate	0.01381%
Offering Note	(1) There is being registered hereunder an indeterminate number or amount, as the case may be, of the securities of each identified class as may from time to time be offered and sold at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. The securities registered hereunder also include an indeterminate number or amount, as the case may be, of securities registered hereunder as may be issued upon conversion, redemption, exchange, exercise or settlement, as applicable of any other securities registered hereunder that provide for such conversion, redemption, exchange, exercise or settlement, including such securities as may be issued pursuant to anti-dilution adjustments pursuant to the anti-dilution provisions of any such securities or as a result of stock splits, stock dividends or similar transactions, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(1) There is being registered hereunder an indeterminate number or amount, as the case may be, of the securities of each identified class as may from time to time be offered and sold at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. The securities registered hereunder also include an indeterminate number or amount, as the case may be, of securities registered hereunder as may be issued upon conversion, redemption, exchange, exercise or settlement, as applicable of any other securities registered hereunder that provide for such conversion, redemption, exchange, exercise or settlement, including such securities as may be issued pursuant to anti-dilution adjustments pursuant to the anti-dilution provisions of any such securities or as a result of stock splits, stock dividends or similar transactions, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	(1) There is being registered hereunder an indeterminate number or amount, as the case may be, of the securities of each identified class as may from time to time be offered and sold at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. The securities registered hereunder also include an indeterminate number or amount, as the case may be, of securities registered hereunder as may be issued upon conversion, redemption, exchange, exercise or settlement, as applicable of any other securities registered hereunder that provide for such conversion, redemption, exchange, exercise or settlement, including such securities as may be issued pursuant to anti-dilution adjustments pursuant to the anti-dilution provisions of any such securities or as a result of stock splits, stock dividends or similar transactions, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	(1) There is being registered hereunder an indeterminate number or amount, as the case may be, of the securities of each identified class as may from time to time be offered and sold at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. The securities registered hereunder also include an indeterminate number or amount, as the case may be, of securities registered hereunder as may be issued upon conversion, redemption, exchange, exercise or settlement, as applicable of any other securities registered hereunder that provide for such conversion, redemption, exchange, exercise or settlement, including such securities as may be issued pursuant to anti-dilution adjustments pursuant to the anti-dilution provisions of any such securities or as a result of stock splits, stock dividends or similar transactions, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(1) There is being registered hereunder an indeterminate number or amount, as the case may be, of the securities of each identified class as may from time to time be offered and sold at indeterminate prices. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. The securities registered hereunder also include an indeterminate number or amount, as the case may be, of securities registered hereunder as may be issued upon conversion, redemption, exchange, exercise or settlement, as applicable of any other securities registered hereunder that provide for such conversion, redemption, exchange, exercise or settlement, including such securities as may be issued pursuant to anti-dilution adjustments pursuant to the anti-dilution provisions of any such securities or as a result of stock splits, stock dividends or similar transactions, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). (2) In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrants are deferring payment of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.